13F-HR
1
NONE
mswallow@sturdivant-co.com

0000914975
uqy7#uqi
028-4000

6/30/2001

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title:      Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     August 13, 2001

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58
Form 13F Information Table Value Total:   $151157







FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

ALLMERICCOM     019754100    1664   28940SH       Sole             1700    27240
AMERICANCOM     026874107    3630   42702SH       Sole             2870    39832
ANHEUSERCOM     035229103    3133   76035SH       Sole             5000    71035
AT & T CCOM     001957109    1533   69695SH       Sole             3000    66695
AVON PROCOM     054303102    1891   40865SH       Sole             2225    38640
BOSTON SCOM     101137107    1207   71025SH       Sole            11800    59225
CAPITAL COM     14040H105    3518   58485SH       Sole             3175    55310
CHEVRON COM     166751107    2749   30380SH       Sole             1750    28630
CITIGROUCOM     172967101    5981  113183SH       Sole             6600   106583
COMPAQ CCOM     204493100    2459  160500SH       Sole             9200   151300
CONAGRA COM     205887102    2353  118775SH       Sole             6900   111875
CSX CORPCOM     126408103    1571   43355SH       Sole             2700    40655
DOW CHEMCOM     260543103    2280   68575SH       Sole             4000    64575
DUPONT  COM     263534109    2622   54350SH       Sole             2100    52250
EL PASO COM     28336L109    3477   66175SH       Sole             3125    63050
EXELON CCOM     30161N101    4674   72897SH       Sole             4790    68107
EXXON MOCOM     30231G102    3246   37156SH       Sole                     37156
FANNIE MCOM     313586109    4836   56790SH       Sole             3575    53215
GENERAL COM     370442105    1912   29720SH       Sole             1600    28120
HALLIBURCOM     406216101    1946   54650SH       Sole             3275    51375
HEWLETT COM     428236103    1711   59810SH       Sole             3650    56160
HONEYWELCOM     438516106    2355   67295SH       Sole             3850    63445
IMC GLOBCOM     449669100    1815  177900SH       Sole            10300   167600
INGERSOLCOM     456866102    2590   62860SH       Sole             3975    58885
INT'L BUCOM     459200101    2566   22710SH       Sole              800    21910
ITT INDUCOM     450911102    2152   48640SH       Sole             4700    43940
JOHNSON COM     478160104    3005   60100SH       Sole             3900    56200
JP MORGACOM     46625H100    4566  102385SH       Sole             5500    96885
KEYSPAN COM     49337W100    2969   81385SH       Sole             4025    77360
KIMBERLYCOM     494368103    1533   27425SH       Sole             1625    25800
MELLON FCOM     58551A108    3571   79700SH       Sole             4700    75000
MINNESOTCOM     604059105    2244   19670SH       Sole              900    18770
MORGAN SCOM     617446448    1314   20465SH       Sole             1125    19340
MOTOROLACOM     620076109    2116  127775SH       Sole             7425   120350
NIKE INCCOM     654106103    3075   73240SH       Sole             4200    69040
NORTEL NCOM     656568102    1477  163610SH       Sole             5000   158610
PEPSICO COM     713448108    1536   34750SH       Sole             2000    32750
PROCTOR COM     742718109    4067   63745SH       Sole             3675    60070
QWEST COCOM     749121109    2304   72281SH       Sole             2766    69515
ROHM & HCOM     775371107    2954   89800SH       Sole             4850    84950
ROYAL DUCOM     780257804    1968   33775SH       Sole             2475    31300
SAFEWAY COM     786514208    1980   41250SH       Sole             2425    38825
SBC COMMCOM     78387G103    3333   83200SH       Sole             4600    78600
SCHERINGCOM     806605101    1802   49730SH       Sole             2600    47130
SCHLUMBECOM     806857108    1511   28690SH       Sole             1725    26965
SPX CORPCOM     784635104    2467   19705SH       Sole             1100    18605
ST. PAULCOM     792860108    2474   48800SH       Sole             2800    46000
TEXACO  COM     881694103    3800   57010SH       Sole             3100    53910
TEXAS INCOM     882508104    1503   47110SH       Sole             2700    44410
TRANSOCECOM     G90078109    1278   30976SH       Sole              817    30159
TYCO INTCOM     902124106    4891   89725SH       Sole             4875    84850
VERIZON COM     92343v104    4652   86960SH       Sole             4975    81985
VIACOM ICOM     925524308    2273   43925SH       Sole             2500    41425
WALT DISCOM     254687106    2105   72860SH       Sole             3650    69210
WASHINGTCOM     939322103    3767  100322SH       Sole             6500    93822
WELLS FACOM     949746101    2500   53845SH       Sole             3100    50745
WILLIAMSCOM     969455104     155   52272SH       Sole             2775    49497
WILLIAMSCOM     969457100    2094   63565SH       Sole             3375    60190

REPORT SUMMARY  58DATA RECORDS     151157            0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED